UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22985
SMEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

2502 East Camelback Road, Suite 210
Phoenix, AZ 85016
(Address of principal executive offices)(Zip Code)

Cole W. Smead
Smead Capital Management, Inc.
2502 East Camelback Road, Suite 210
Phoenix, AZ 85016

Copy to:

Pamela M. Krill, Esq
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
(Name and address of agent for services)
Registrant's telephone number, including area code:
(877) 701-2883
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included herewith.
(b) Not Applicable.

Smead Value Fund
Class A/SVFAX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$112	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class A/SVFAX) lost (1.38)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	(7.05)%	11.79%	9.95%
Smead Value Fund (Class A/SVFAX)	(1.38)%	13.12%	10.61%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class C/SVFCX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$173	1.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class C/SVFCX) lost (1.99)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	(1.99)%	12.44%	16.98%
S&P 500® Index (Total Return)	15.00%	15.28%	11.19%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	8.17%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class I1/SVFFX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$88	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class I1/SVFFX) lost (1.13)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	(1.13)%	13.41%	10.88%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class R1/SVFDX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$158	1.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class R1/SVFDX) lost (1.83)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	(1.83)%	12.76%	10.26%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class R2/SVFKX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$143	1.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class R2/SVFKX) lost (1.69)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	(1.69)%	12.84%	10.69%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Class Y/SVFYX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$80	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Class Y/SVFYX) lost (1.06)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	(1.06)%	13.50%	11.00%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead Value Fund
Investor Class/SMVLX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$116	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2025, the Smead Value Fund (Investor Class/SMVLX) lost (1.42)% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were Lennar Corp. (LEN US), Macerich Co. (MAC US), and Target Corp. (TGT US).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	(1.42)%	13.10%	10.58%
S&P 500® Index (Total Return)	15.00%	15.28%	14.63%
Russell 1000® Value Index (Total Return)	7.25%	12.01%	10.21%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$4,362,867,383
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$36,827,785
Portfolio turnover rate	16.25%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.6%
Merck & Co., Inc.	5.9%
American Express Co.	5.6%
Amgen, Inc.	5.5%
DR Horton, Inc.	5.4%
Cenovus Energy, Inc.	5.1%
Macerich Co. (The) – REIT	4.8%
Lennar Corp. – Class A	4.8%
APA Corp.	4.7%
Diamondback Energy, Inc.	3.7%
SECTOR ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class A/SVXAX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$165	1.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class A/SVXAX) produced 32.92% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class A/SVXAX) with sales charge	25.29%	19.09%	10.41%
Smead International Value Fund (Class A/SVXAX)	32.92%	20.51%	11.07%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class C/SVXCX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$232	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class C/SVXCX) produced 32.17% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class C shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class C/SVXCX)	32.17%	19.84%	10.43%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class I1/SVXFX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$132	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class I1/SVXFX) produced 33.30% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class I1/SVXFX)	33.30%	20.85%	11.38%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Class Y/SVXYX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$117	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Class Y/SVXYX) produced 33.51% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Class Y/SVXYX)	33.51%	21.02%	11.53%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Smead International Value Fund
Investor Class/SVXLX
ANNUAL SHAREHOLDER REPORT | November 30, 2025
This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$146	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2025 in the Smead International Value Fund (Investor Class/SVXLX) produced 33.15% for the shareholders compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM).
TOP PERFORMANCE DETRACTORS
The top detractors for the fiscal year were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2025	1 Year	5 Year	10 Year
Smead International Value Fund (Investor Class/SVXLX)	33.15%	20.71%	11.24%
MSCI All Country World Index ex-USA (Net-USD)	26.04%	8.41%	7.89%
MSCI EAFE Index Net	24.50%	9.27%	7.72%
The Fund commenced operations on January 12, 2022 after succeeding to substantially all of the assets and liabilities of a private fund managed by an affiliate of Smead Capital Management, Inc. (the "International Value Predecessor Fund"). The performance data reflected in the graph and table above prior to January 12, 2022 is that of the International Value Predecessor Fund.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit smeadcap.com/smead-funds/forms/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics (as of November 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$198,098,727
Total number of portfolio holdings	28
Total advisory fees paid (after waivers)	$1,263,831
Portfolio turnover rate	29.80%
Graphical Representation of Holdings (as of November 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Cenovus Energy, Inc.	13.5%
BAWAG Group AG	9.2%
Strathcona Resources Ltd.	8.4%
UniCredit SpA	6.1%
Bankinter SA	5.1%
Barclays PLC	4.9%
Tamarack Valley Energy Ltd.	4.4%
Roche Holding AG	4.3%
Glencore PLC	4.2%
Frontline PLC	4.1%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 877-807-4122 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at smeadcap.com/smead-funds/forms/.
SMEAD FUNDS

Item 2. Code of Ethics.

(a) As of November 30, 2025, the Registrant had adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(c) There have been no amendments to the Registrant's Code of Ethics during the reporting period for this Form N-CSR.

(d) During the period covered by the report, the Registrant did not grant any waivers from any provisions of the Code of Ethics.

(e) Not applicable.

(f) The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant's Board of Trustees has determined that there is at least one member who qualifies as an "Audit Committee Financial Expert" serving on its Audit Committee.

(a)(2) Mr. Walter F. Walker and Mr. Peter M. Musser serve as the "Audit Committee Financial Experts" and are considered to be "Independent Trustees" as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $39,500 and $39,500 for 2024 and 2025, respectively.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for 2024 and 2025, respectively.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 and $12,000 for 2024 and 2025, respectively. Tax fees are related to tax services in connection with the Funds' excise tax calculations and review of the Funds' applicable tax returns in 2024 and excise tax calculations, shareholder reporting preparation, PFIC identification services, and preparation of the Funds' applicable tax returns in 2025.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 and $0 for 2024 and 2025, respectively. The $0 of fees were for analysis services related to Internal Revenue Code Registered Investment Company qualification testing.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) and (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows: None.

(f) Not applicable.

(g) There were no non-audit fees billed by the Registrant's accountant for the Registrant's fiscal years ended November 30, 2025 and November 30, 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Annual Financial Statements and Other Information

November 30, 2025
Investment Adviser
Smead Capital Management, Inc.
2502 East Camelback Road
Suite 210
Phoenix, AZ 85016
Phone: 877-807-4122
www.smeadfunds.com

November 2025 Annual Letter: Smead Value Fund
In the fiscal year 2025, the Smead Value Fund (the “Fund”; SMVLX) lost 1.42% versus a gain in the S&P 500 Index of 15% and a gain in the Russell 1000 Value Index of 7.25%. Fiscal 2025 was undeniably an unusual and challenging year. While we are never satisfied with underperformance relative to the broader market, we take some encouragement from the fact that the Fund is well positioned for the coming year. Short-term setbacks are an inevitable part of any disciplined, long-term strategy. As we explore further in the annual letter that follows, our commitment remains unchanged: we will continue to practice rigorous “ignorance avoidance,” owning only those exceptional businesses that meet our strict eight criteria.
Our biggest gainers in the fiscal year were eBay, Inc. (EBAY US), Amgen, Inc. (AMGN US), and Cenovus Energy, Inc. (CVE CN). The detractors were Lennar Corp. (LEN US), Macerich Co. (MAC US), Target Corp. (TGT US). As we look back this group may not have been at the top of the list to end the year on top. eBay started getting the attention it deserved for its standout margin profile mid last year and the shorts finally capitulated this summer sending the stock to all-time highs. In a year when many healthcare stocks struggled, Amgen once again earned its nickname “The Rock of Gibraltar,” delivering steady earnings growth and capital returns. To round it out our largest energy position benefited from operational momentum and the successful integration of the MEG Energy acquisition, which meaningfully increased production capacity and reserve life. We also had our detractors. Target, in particular, is in the early stages of a turnaround under new leadership. Recent workforce reductions and a renewed focus on margin recovery and fresher discretionary merchandise are encouraging signs, but significant work need to be done. We are monitoring execution closely and will remain patient only as long as we continue to see tangible progress.
When Everyone Knows That Something Is So
We are now at the end of fiscal year 2025 in the Fund, which is a great time to consider the words of some of the great thinkers in investments and business. Back in the early 2000s, Andy Grove, the Chairman and CEO of Intel, said the best advice he ever got was from his professor at the City College of New York. He said, “When everyone knows that something is so, nobody knows nothing!”
As it pertains to common stocks, there is a history of massive popular trends that, late in their success, become the source of great future headaches. A quick review of these historical situations:
1)    In 1636, an investment mania landed on fine tulip bulbs. At the height of the mania, a fine tulip bulb could be traded for a house, a carriage and two fine horses.1
2)    The railroads were developed in the late 1800s with the massive investments spread over as many as 50 companies. My family moved from the Midwest in the 1880s to the West and settled in the Portland, Oregon area. Of the 50 railroad companies created and funded, only four of them have survived to today.
3)    In the Roaring 1920s, Florida had a massive land development mania, which peaked in 1925. It involved 12% of Americans and a stock market mania that peaked in 1929, was followed by a crash and a Great Depression. These difficulties lasted until World War II industrial production pulled us out of the economic funk.
4)    The Space Race to land on the moon and the invention of the semiconductor by Intel caused an intense love affair with technology. This was soon followed by a very narrow bull market in stocks led by 24 companies in both Nifty-Fifty lists of Morgan Guaranty and Kidder Peabody. The next successful period in the U.S. stock market did not begin until August of 1982.

5)    From 1998-2000, the development of the Internet (also known as “the information super-highway”) would change our lives. Microsoft, Intel and Cisco were considered the “safe way” to play this phenomenon, while massive investment was made in everything related to the “internet of things.”
6)    In the late 1990s, the two most populous countries in the world (India and China) made a big commitment to capitalism under their own form of government. Adding two billion people to vigorous business and consumption created a mania for foreign stocks and the commodities (oil, gold and physical commodities) which fueled economic growth. They called it the B.R.I.C. Trade (Brazil, Russia, India and China). By 2011, this mania dominated common stock ownership in the U.S. and led to anemic forward returns.
7)    This brings us to the current mania for everything related to and benefiting from artificial intelligence (AI). Everyone appears to know that it will change our lives.
Therefore, when everyone knows that it will change our lives and pretty much everyone who can act on it has acted on it, you’d have to say that “nobody knows nothing!” Regardless of whether it has started to die (as the Coreweave, Oracle and Palantir shares of the world are showing), we must practice “ignorance avoidance.” This is true because what you might gain on the last few puffs of the maniacal cigar might cause you to never get out of the way.
What are we doing to defend your capital and attempt to prosper in a “maniacally passive” stock market dominated by the 20 largest capitalization companies, primarily at the heart of the AI investment race? The answer is to find opportunities that have favorable economics and offer good future value in relation to current stock prices.
First, the economy is not very levered based on U.S. Federal Reserve household debt service ratios:
This means that smashing the AI mania could inhibit the behavior of wealthy people, but it is unlikely to inhibit average to above-average people who are not stock market millionaires. Most of the common stock in the U.S. is owned by the very wealthiest Americans.

Second, we need to ask why Willie Sutton robbed banks. “Because that is where the money is!” We believe that long-term Treasury interest rates will not decline until a massive amount of money is taken out of the ten largest stocks in the S&P 500 Index. This could also coincide with an exodus from the passive investments dominated by those shares. At that point, we believe long-term interest rates will decline as fearful investors will emphasize safety at the expense of gains.
This should take us to an economy that will be fine, and potentially lead to a massive amount of money going to bonds and companies that stand to benefit from the average American family's economic strength. Our investments in homebuilders, oil and gas companies, healthcare and retailing depend on those middle-class and upper-middle-class households that don’t have a bank to rob.
Thank you for your ongoing investment and confidence in our discipline as we work our way through this mania while playing the long game.
Play The Long Game,

William Smead	Cole Smead, CFA
Lead Portfolio Manager	Co-Portfolio Manager
1Source: A Short History of Financial Euphoria by John Kenneth Galbraith

November 2025 Annual Letter: Smead International Value Fund
The fiscal year 2025 in the Smead International Value Fund (the “Fund”; SVXLX) produced a return of 33.15% for shareholders, compared to 24.50% for the MSCI EAFE NR Index and 26.04% for the MSCI ACWI ex-US NR Index. We are incredibly proud of the performance this year, and with the international markets finally getting some investor attention, we believe the portfolio is well positioned to take advantage going forward.
Our best performers in the fiscal year were Bawag Group AG (BG AV), Unicredit SpA (UCG IM), and Bankinter SA (BKT SM). Our bank holdings have been outstanding performers throughout the year, and even at their current valuations, we believe they continue to look attractive.
The three poorest-performing stocks were West Fraser Timber Co. Ltd. (WFG CN), Pandora AS (PNDORA DC), and Thungela Resources Ltd. (TGA SJ). It is worth highlighting that all three are inherently cyclical businesses. History has shown that each emerges from downturns with greater market share and a stronger competitive position, thanks to superior balance sheets and disciplined pricing and capital allocation through the cycle. We see nothing different in the current environment and remain confident in their ability to thrive on the other side.
Pragmatism and Patience
As we end the fiscal year of the Fund, there is one conclusive thing to be said. That is, the shareholders of the Fund have done a great job of practicing pragmatism and patience. Pragmatism is the ability to deal with things sensibly and realistically. This would keep you away from the theoretical to focus on practical things. A pragmatist would see that they can buy more attractive returns on capital today outside the US and pay lower multiples to boot. The pragmatist also begins by doing things and continues to do them until the practical applications are exhausted. The investments in oil and gas in Canada, European banks and mining all show the pragmatism the shareholders have enacted.
Patience is a virtue, as they say, but can also be a stumbling block without pragmatism. Warren Buffett gave a talk in 2001 at the Terry College of Business at the University of Georgia, where he recounted a conversation with a fellow from Harvard that he had run into. The gentleman was asking Buffett’s advice on his next career step with a big management consulting firm. Buffett asked him what he’d really like to do. He told Buffett that the management consulting role would give him the perfect resume. Buffett let him know that not doing what he wanted to do right away was like waiting to have sex in old age.
The year 2025 proved that the patience of the Fund’s shareholders was rewarded as they sought to compound money at high rates, while most global investors are entranced by the gambling and trailing reruns in parts of the US stock market. What is mind-blowing is that, despite the strong results that the Fund had, we had no inflows from new investors during the year. While it could be said that the adviser and managers of the Fund, yours truly, may not be great marketers, we think it speaks to the impatience of other investors outside of us shareholders. What would I advise you for 2026? Joe Dirt said it best, “Keep on keeping on.” Shareholders should continue practicing their pragmatism and patience. One other thing. Tell a friend you are an owner of the Smead International Value Fund. If the shareholders of the Fund are this good at being shareholders, we will have to put you to work at spreading the word of what we are up to.

Play The Long Game,

Cole Smead, CFA	William Smead
Lead Portfolio Manager	Co-Portfolio Manager
The information contained herein represents the opinion of Smead Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.
Consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The statutory and summary prospectuses contain this and other information about the Funds and are available at www.smeadcap.com or by calling 877-807-4122. Read carefully before investing.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.
Mutual fund investing involves risk. Principal loss is possible.
Foreign Securities Risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.
MSCI EAFE NR Index is a broad-based, unmanaged equity market index designed to measure the equity market performance of 21 developed markets, excluding the US and Canada. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. MSCI ACWI ex-U.S. Index (Net) is a free float-adjusted market capitalization index that is designed to large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. This benchmark calculates reinvested dividends net of withholding taxes using Luxembourg tax rates. One cannot invest directly in an index.
The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell® is a trademark of Russell Investment Group. One cannot invest directly in an index.
The Smead Funds are distributed by Smead Funds Distributors, LLC. Smead Funds Distributors, LLC is a wholly owned subsidiary of Foreside Distributors, LLC.  Smead Funds Distributors, LLC and Smead Capital Management are not affiliated.

SMEAD VALUE FUND
Schedule of Investments
November 30, 2025
	Shares	Value
COMMON STOCKS 95.31%
Banks 13.50%
Bank of America Corp.	2,749,148	$147,491,790
Fifth Third Bancorp	2,820,927	122,597,488
JPMorgan Chase & Co.	488,231	152,855,361
M&T Bank Corp.	292,737	55,684,432
Western Alliance Bancorp	1,351,344	110,175,076
		588,804,147
Consumer Durables & Apparel 14.89%
Crocs, Inc. (a)	516,024	43,851,720
DR Horton, Inc.	1,491,399	237,147,355
Lennar Corp. – Class A	1,580,362	207,501,531
NVR, Inc. (a)	21,460	161,106,443
		649,607,049
Diversified Financials 7.31%
American Express Co.	666,542	243,467,796
Credit Acceptance Corp. (a)	163,362	75,468,343
		318,936,139
Energy 19.78%
APA Corp.	8,265,606	206,392,182
Cenovus Energy, Inc. (b)	12,321,267	219,854,122
ConocoPhillips	1,664,454	147,620,425
Diamondback Energy, Inc.	1,065,378	162,566,029
Occidental Petroleum Corp.	3,017,790	126,747,180
		863,179,938
Health Care Equipment & Services 2.02%
UnitedHealth Group, Inc.	267,866	88,334,171
Pharmaceuticals, Biotechnology & Life Sciences 11.42%
Amgen, Inc.	695,272	240,188,665
Merck & Co., Inc.	2,462,344	258,127,522
		498,316,187
Real Estate 11.45%
Macerich Co. (The) – REIT	12,108,435	210,202,432
Simon Property Group, Inc. – REIT	1,553,306	289,411,974
		499,614,406
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Schedule of Investments (Continued)
November 30, 2025
	Shares	Value
Retailing 10.48%
eBay, Inc.	1,763,753	$146,021,111
Home Depot, Inc. (The)	306,046	109,233,938
Target Corp.	1,487,112	134,762,089
Ulta Beauty, Inc. (a)	124,413	67,037,457
		457,054,595
Semiconductors & Semiconductor Equipment 2.10%
QUALCOMM, Inc.	543,773	91,402,804
Transportation 2.36%
U-Haul Holding Co. (Non Voting)	2,142,002	103,051,716
TOTAL COMMON STOCKS (Cost $3,020,332,421)		4,158,301,152
SHORT-TERM INVESTMENTS 4.62%
Money Market Fund 4.62%
Northern Institutional Treasury Portfolio — Premier Class, 3.83% (c)	201,407,863	201,407,863
TOTAL SHORT-TERM INVESTMENTS (Cost $201,407,863)		201,407,863
TOTAL INVESTMENTS (Cost $3,221,740,284) 99.93%		4,359,709,015
Other Assets in Excess of Liabilities 0.07%		3,158,368
TOTAL NET ASSETS 100%		$4,362,867,383

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 7-day annualized yield as of November 30, 2025.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
November 30, 2025
	Shares	Value
COMMON STOCKS 93.96%
Australia 1.15%
Materials 1.15%
Whitehaven Coal Ltd.	503,326	$2,285,479
Austria 9.23%
Financials 9.23%
BAWAG Group AG (a),(b)	137,040	18,293,927
Canada 32.74%
Consumer Discretionary 0.87%
Spin Master Corp. (a)	116,435	1,715,919
Consumer Staples 0.77%
Alimentation Couche-Tard, Inc.	27,981	1,528,676
Energy 29.21%
Cenovus Energy, Inc.	1,497,932	26,728,300
Imperial Oil Ltd.	57,873	5,786,679
Strathcona Resources Ltd.	555,938	16,628,601
Tamarack Valley Energy Ltd.	1,560,213	8,721,514
		57,865,094
Materials 1.01%
West Fraser Timber Co. Ltd.	32,102	1,990,018
Real Estate 0.88%
H&R Real Estate Investment Trust – REIT	237,100	1,751,331
		64,851,038
Denmark 3.17%
Consumer Discretionary 3.17%
Pandora AS	52,458	6,271,555
Italy 9.39%
Financials 9.39%
Assicurazioni Generali SpA	163,586	6,493,902
UniCredit SpA	161,955	12,103,119
		18,597,021
Japan 3.12%
Consumer Discretionary 3.12%
Subaru Corp.	275,408	6,175,199
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
November 30, 2025
	Shares	Value
Netherlands 0.93%
Communications 0.93%
Universal Music Group NV	72,036	$1,845,212
Norway 4.15%
Industrials 4.15%
Frontline PLC	343,374	8,217,487
Spain 5.15%
Financials 5.15%
Bankinter SA	647,455	10,200,320
Switzerland 5.46%
Consumer Discretionary 1.20%
Garrett Motion, Inc.	143,328	2,369,212
Health Care 4.26%
Roche Holding AG	22,064	8,441,220
		10,810,432
United Kingdom 18.65%
Consumer Discretionary 6.12%
Burberry Group PLC (b)	407,441	6,174,656
Next PLC	31,799	5,951,812
		12,126,468
Financials 8.37%
Barclays PLC	1,700,750	9,671,433
NatWest Group PLC	827,860	6,909,756
		16,581,189
Materials 4.16%
Glencore PLC (b)	1,721,354	8,244,468
		36,952,125
United States 0.82%
Energy 0.82%
Occidental Petroleum Corp.	38,656	1,623,552
TOTAL COMMON STOCKS (Cost $120,375,136)		186,123,347
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
November 30, 2025
	Shares	Value
PREFERRED STOCKS 0.99%
Germany 0.99%
Consumer Discretionary 0.99%
Dr Ing hc F Porsche AG, 3.36% (a),(c)	37,648	$1,949,734
TOTAL PREFERRED STOCKS (Cost $1,895,162)		1,949,734
WARRANTS 0.90%
United States 0.90%
Energy 0.90%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	89,509	1,791,075
TOTAL WARRANTS (Cost $901,562)		1,791,075
SHORT-TERM INVESTMENTS 3.79%
Money Market Fund 3.79%
Northern Institutional Treasury Portfolio — Premier Class, 3.83% (d)	7,515,733	7,515,733
TOTAL SHORT-TERM INVESTMENTS (Cost $7,515,733)		7,515,733
TOTAL INVESTMENTS (Cost $130,687,593) 99.64%		197,379,889
Other Assets in Excess of Liabilities 0.36%		718,838
TOTAL NET ASSETS 100.00%		$198,098,727

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the value of these securities totaled $21,959,580 or 11.09% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 7-day annualized yield as of November 30, 2025.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities
November 30, 2025
Assets
Investments, at value (cost $3,221,740,284)	$4,359,709,015
Receivable for Fund shares sold	1,207,940
Dividends and interest receivable	6,025,281
Due from Adviser	124
Other assets	1,250,449
Total Assets	4,368,192,809
Liabilities
Payable for Fund shares redeemed	1,995,624
Payable to Adviser	2,629,623
Payable to Administrator	917
Payable for distribution fees	133,717
Payable for shareholder servicing fees	338,617
Accrued expenses and other liabilities	226,928
Total Liabilities	5,325,426
Net assets	$4,362,867,383
Net Assets Consist Of:
Paid in capital	$3,473,192,352
Total distributable earnings	889,675,031
Net assets	$4,362,867,383
Investor Class Shares
Net assets	$83,251,184
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	995,212
Net asset value, offering price and redemption price per share	$83.65
Class A Shares
Net assets	$374,684,061
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,523,557
Net asset value, offering price and redemption price per share(1)	$82.83
Maximum offering price per share ($82.83/0.9425) (2)	$87.88
Class C Shares
Net assets	$66,894,604
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	832,457
Net asset value, offering price and redemption price per share(1)	$80.36
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Assets and Liabilities (Continued)
November 30, 2025
Class I1 Shares
Net assets	$3,492,495,876
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	41,691,966
Net asset value, offering price and redemption price per share	$83.77
Class R1 Shares
Net assets	$95,238
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,172
Net asset value, offering price and redemption price per share	$81.24(3)
Class R2 Shares
Net assets	$355,801
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,212
Net asset value, offering price and redemption price per share	$84.47
Class Y Shares
Net assets	$345,090,619
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,111,457
Net asset value, offering price and redemption price per share	$83.93

(1)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities
November 30, 2025
Assets
Investments, at value (cost $130,687,593)	$197,379,889
Receivable for Fund shares sold	101,893
Dividends and interest receivable	300,826
Receivable for investments sold	86,071
Receivable for foreign tax reclaimable	458,159
Due from Adviser	805
Other assets	398
Total Assets	198,328,041
Liabilities
Payable for Fund shares redeemed	14,636
Payable to Adviser	119,353
Payable to Administrator	6,880
Payable for investments purchased	95
Payable for distribution fees	4,144
Payable for shareholder servicing fees	9,851
Accrued expenses and other liabilities	74,355
Total Liabilities	229,314
Net assets	$198,098,727
Net Assets Consist Of:
Paid in capital	$136,604,710
Total distributable earnings	61,494,017
Net assets	$198,098,727
Investor Class Shares
Net assets	$120,249
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,640
Net asset value, offering price and redemption price per share	$73.33(1)
Class A Shares
Net assets	$18,645,469
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	257,754
Net asset value, offering price and redemption price per share(2)	$72.34
Maximum offering price per share ($72.34/0.9425) (3)	$76.75
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Assets and Liabilities (Continued)
November 30, 2025
Class C Shares
Net assets	$577,553
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,446
Net asset value, offering price and redemption price per share(2)	$68.38
Class I1 Shares
Net assets	$113,529,120
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,531,887
Net asset value, offering price and redemption price per share	$74.11
Class Y Shares
Net assets	$65,226,336
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	869,198
Net asset value, offering price and redemption price per share	$75.04

(1)	Calculated NAV may not equal actual NAV shown due to rounding of the net assets and shares.
(2)	A 1.00% deferred sales charge (CDSC) applies to Class A purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A CDSC of 1.00% also applies on redemptions of Class C shares within 12 months of purchase.
(3)	Reflects a maximum sales charge of 5.75%.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statement of Operations
For the year ended November 30, 2025
Investment Income
Dividend income (net of taxes withheld of $1,053,303)	$113,988,275
Non-cash dividend income	12,273,282
Interest income	137
Total Investment Income	126,261,694
Expenses
Management fees	36,829,376
Distribution fees – Investor Class	223,247
Distribution fees – Class A	1,138,174
Distribution fees – Class C	535,475
Distribution fees – Class R1	424
Distribution fees – Class R2	1,625
Shareholder servicing fees – Investor Class	107,418
Shareholder servicing fees – Class A	368,198
Shareholder servicing fees – Class C	138,538
Shareholder servicing fees – Class I1	3,199,296
Shareholder servicing fees – Class R1	1
Shareholder servicing fees – Class R2	2
Fund accounting and Administration fees	554,187
Transfer agent fees and expenses	553,002
Federal and state registration fees	271,008
Custody fees	79,713
Reports to shareholders	238,581
Legal fees	381,417
Audit and tax fees	25,250
Trustees' fees	286,033
Other expenses	70,343
Total Expenses	45,001,308
Expense waiver by Adviser	(1,591)
Net Expenses	44,999,717
Net Investment Income	81,261,977
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(222,390,483)
Net realized loss on foreign currency transactions	(70,738)
Net realized gain from in-kind redemptions	117,274,485
Change in net unrealized depreciation on investments	(220,791,855)
Net Realized and Unrealized (Loss) on Investments	(325,978,591)
Net Decrease in Net Assets from Operations	$(244,716,614)
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statement of Operations
For the year ended November 30, 2025
Investment Income
Dividend income (net of taxes withheld of $638,933)	$5,583,616
Interest income	163
Total Investment Income	5,583,779
Expenses
Management fees	1,268,018
Distribution fees – Investor Class	251
Distribution fees – Class A	37,668
Distribution fees – Class C	4,105
Shareholder servicing fees – Class A	19,848
Shareholder servicing fees – Class C	653
Shareholder servicing fees – Class I1	87,588
Fund accounting and Administration fees	100,029
Transfer agent fees and expenses	71,610
Federal and state registration fees	78,638
Custody fees	54,336
Reports to shareholders	14,338
Legal fees	12,302
Audit and tax fees	24,250
Trustees' fees	9,273
Recoupment of previously reimbursed expenses	80,496
Other expenses	27,603
Total Expenses	1,891,006
Expense waiver by Adviser	(4,187)
Net Expenses	1,886,819
Net Investment Income	3,696,960
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(1,392,016)
Net realized gain on foreign currency transactions	43,706
Change in net unrealized appreciation on investments	47,489,769
Change in net unrealized appreciation on foreign currency	40,288
Net Realized and Unrealized Gain on Investments	46,181,747
Net Increase in Net Assets from Operations	$49,878,707
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Statements of Changes in Net Assets
	For The Year Ended November 30, 2025	For The Year Ended November 30, 2024
From Operations
Net investment income	$81,261,977	$76,741,795
Net realized gain (loss) from investments	(105,115,998)	261,812,768
Net realized loss from foreign currency transactions	(70,738)	(100,025)
Change in net unrealized appreciation (depreciation) on investments	(220,791,855)	825,417,323
Net increase (decrease) in net assets from operations	(244,716,614)	1,163,871,861
From Distributions
Investor Class	(1,091,824)	(1,412,373)
Class A	(6,615,321)	(6,458,994)
Class C	(482,918)	(483,747)
Class I1	(65,420,223)	(64,585,233)
Class R1	(128)	(2,160)
Class R2	(2,938)	(4,702)
Class Y	(6,881,379)	(7,326,983)
Decrease in net assets resulting from distributions paid	(80,494,731)	(80,274,192)
From Capital Share Transactions
Proceeds from shares sold	1,040,804,541	2,356,174,908
Issued in reinvestment of dividends and distributions	62,297,007	60,620,245
Payments for shares redeemed	(2,785,511,777)	(1,715,393,636)
Net increase (decrease) in net assets from capital share transactions	(1,682,410,229)	701,401,517
Total Increase (Decrease) in Net Assets	(2,007,621,574)	1,784,999,186
Net Assets
Beginning of year	6,370,488,957	4,585,489,771
End of year	$4,362,867,383	$6,370,488,957
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Statements of Changes in Net Assets
	For The Year Ended November 30, 2025	For The Year Ended November 30, 2024
From Operations
Net investment income	$3,696,960	$3,483,839
Net realized loss from investments	(1,392,016)	(2,482,310)
Net realized gain (loss) from foreign currency transactions	43,706	(3,319)
Change in net unrealized appreciation on investments	47,489,769	9,201,070
Change in net unrealized appreciation (depreciation) on foreign currency transactions	40,288	(18,058)
Net increase in net assets from operations	49,878,707	10,181,222
From Distributions
Investor Class	(2,047)	(1,409)
Class A	(291,849)	(96,752)
Class C	(10,921)	(3,998)
Class I1	(2,167,162)	(1,340,058)
Class Y	(1,349,512)	(892,052)
Decrease in net assets resulting from distributions paid	(3,821,491)	(2,334,269)
From Capital Share Transactions
Proceeds from shares sold	32,785,555	57,655,517
Issued in reinvestment of dividends and distributions	3,754,028	2,291,711
Payments for shares redeemed	(38,950,053)	(19,030,443)
Net increase (decrease) in net assets from capital share transactions	(2,410,470)	40,916,785
Total Increase in Net Assets	43,646,746	48,763,738
Net Assets
Beginning of year	154,451,981	105,688,243
End of year	$198,098,727	$154,451,981
The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SMEAD VALUE FUND
Financial Highlights
November 30, 2025
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Year	Net investment income (loss)(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
November 30, 2025	$85.75	$1.08	$(2.32)	$(1.24)	$(0.86)	$—	$(0.86)
November 30, 2024	70.08	0.86	15.83	16.69	(1.02)	—	(1.02)
November 30, 2023	70.77	1.02	(0.53)	0.49	(0.47)	(0.71)	(1.18)
November 30, 2022	69.63	0.49	3.35	3.84	(0.15)	(2.55)	(2.70)
November 30, 2021	49.68	0.17	20.49	20.66	(0.35)	(0.36)	(0.71)
Class A
November 30, 2025	84.93	1.12	(2.31)	(1.19)	(0.91)	—	(0.91)
November 30, 2024	69.43	0.88	15.68	16.56	(1.06)	—	(1.06)
November 30, 2023	70.13	1.03	(0.53)	0.50	(0.49)	(0.71)	(1.20)
November 30, 2022	69.08	0.50	3.31	3.81	(0.21)	(2.55)	(2.76)
November 30, 2021	49.32	0.17	20.32	20.49	(0.37)	(0.36)	(0.73)
Class C
November 30, 2025	82.49	0.60	(2.25)	(1.65)	(0.48)	—	(0.48)
November 30, 2024	67.51	0.37	15.27	15.64	(0.66)	—	(0.66)
November 30, 2023	68.42	0.58	(0.53)	0.05	(0.25)	(0.71)	(0.96)
November 30, 2022	67.70	0.15	3.21	3.36	(0.09)	(2.55)	(2.64)
November 30, 2021	48.70	(0.18)	20.00	19.82	(0.46)	(0.36)	(0.82)
Class I1
November 30, 2025	85.89	1.32	(2.33)	(1.01)	(1.11)	—	(1.11)
November 30, 2024	70.19	1.10	15.84	16.94	(1.24)	—	(1.24)
November 30, 2023	70.88	1.22	(0.54)	0.68	(0.66)	(0.71)	(1.37)
November 30, 2022	69.74	0.68	3.35	4.03	(0.34)	(2.55)	(2.89)
November 30, 2021	49.78	0.34	20.47	20.81	(0.49)	(0.36)	(0.85)
Class R1
November 30, 2025	83.98	0.62	(2.19)	(1.57)	(1.17)	—	(1.17)
November 30, 2024	68.80	1.47	14.56	16.03	(0.85)	—	(0.85)
November 30, 2023	69.48	0.90	(0.50)	0.40	(0.37)	(0.71)	(1.08)
November 30, 2022	68.42	0.30	3.31	3.61	—	(2.55)	(2.55)
November 30, 2021	48.81	(0.03)	20.21	20.18	(0.21)	(0.36)	(0.57)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Year	Total Return(2)	Net assets at end of year (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$83.65	(1.42)%	$83,251	1.17%	1.17%	1.38%	1.38%	16.25%
85.75	24.00%	109,841	1.15%	1.15%	1.07%	1.07%	13.30%
70.08	0.77%	97,660	1.18%	1.18%	1.50%	1.50%	15.60%
70.77	5.70%	107,324	1.19%	1.19%	0.73%	0.73%	11.15%
69.63	42.10%	109,938	1.19%	1.19%	0.27%	0.27%	17.40%

82.83	(1.38)%	374,684	1.13%	1.13%	1.45%	1.45%	16.25%
84.93	24.05%	618,916	1.12%	1.12%	1.10%	1.10%	13.30%
69.43	0.81%	420,259	1.15%	1.15%	1.54%	1.54%	15.60%
70.13	5.69%	427,616	1.19%	1.19%	0.76%	0.76%	11.15%
69.08	42.11%	274,607	1.20%	1.20%	0.27%	0.27%	17.40%

80.36	(1.99)%	66,895	1.75%	1.75%	0.80%	0.80%	16.25%
82.49	23.30%	82,623	1.74%	1.74%	0.47%	0.47%	13.30%
67.51	0.14%	49,178	1.81%	1.81%	0.88%	0.88%	15.60%
68.42	5.13%	41,043	1.75%	1.75%	0.23%	0.23%	11.15%
67.70	41.29%	16,544	1.76%	1.76%	(0.27)%	(0.27)%	17.40%

83.77	(1.13)%	3,492,496	0.88%	0.88%	1.69%	1.69%	16.25%
85.89	24.37%	5,053,329	0.86%	0.86%	1.36%	1.36%	13.30%
70.19	1.05%	3,624,189	0.89%	0.89%	1.80%	1.80%	15.60%
70.88	5.99%	3,531,198	0.93%	0.93%	1.01%	1.01%	11.15%
69.74	42.43%	2,417,546	0.93%	0.93%	0.54%	0.54%	17.40%

81.24	(1.83)%	95	2.65%	1.59%	(0.24)%	0.82%	16.25%
83.98	23.45%	9	4.73%	1.59%	(1.18)%	1.96%	13.30%
68.80	0.65%	175	1.35%	1.35%	1.35%	1.35%	15.60%
69.48	5.45%	241	1.49%	1.49%	0.46%	0.46%	11.15%
68.42	41.75%	171	1.49%	1.49%	(0.05)%	(0.05)%	17.40%

SMEAD VALUE FUND
Financial Highlights (Continued)
November 30, 2025
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Year	Net investment income (loss)(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investments income	Distributions from net realized gain on investments	Total distributions paid
Class R2
November 30, 2025	$86.69	$0.85	$(2.33)	$(1.48)	$(0.74)	$—	$(0.74)
November 30, 2024	71.15	0.64	16.05	16.69	(1.15)	—	(1.15)
November 30, 2023	71.80	1.06	(0.74)	0.32	(0.26)	(0.71)	(0.97)
November 30, 2022	70.62	0.33	3.49	3.85	(0.12)	(2.55)	(2.67)
November 30, 2021	50.43	0.08	20.75	20.83	(0.28)	(0.36)	(0.64)
Class Y
November 30, 2025	86.05	1.38	(2.33)	(0.95)	(1.17)	—	(1.17)
November 30, 2024	70.34	1.17	15.85	17.02	(1.31)	—	(1.31)
November 30, 2023	71.01	1.26	(0.51)	0.75	(0.71)	(0.71)	(1.42)
November 30, 2022	69.86	0.74	3.36	4.09	(0.39)	(2.55)	(2.94)
November 30, 2021	49.86	0.40	20.51	20.91	(0.55)	(0.36)	(0.91)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of sale charges applicable to Class A shares.
The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Year	Total Return(2)	Net assets at end of year (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$84.47	(1.69)%	$356	1.65%	1.44%	0.87%	1.08%	16.25%
86.69	23.67%	344	1.46%	1.44%	0.77%	0.79%	13.30%
71.15	0.55%	291	1.41%	1.41%	1.54%	1.54%	15.60%
71.80	5.57%	74	1.38%	1.38%	0.49%	0.49%	11.15%
70.62	41.78%	95	1.40%	1.40%	0.11%	0.11%	17.40%

83.93	(1.06)%	345,091	0.80%	0.80%	1.76%	1.76%	16.25%
86.05	24.45%	505,427	0.79%	0.79%	1.45%	1.45%	13.30%
70.34	1.16%	393,738	0.81%	0.81%	1.86%	1.86%	15.60%
71.01	6.06%	392,012	0.84%	0.84%	1.12%	1.11%	11.15%
69.86	42.62%	242,387	0.84%	0.84%	0.63%	0.62%	17.40%

SMEAD INTERNATIONAL VALUE FUND
Financial Highlights
November 30, 2025
		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Year	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investments income	Net Asset Value, End of Year	Total Return(2)
Investor Class
November 30, 2025	$56.40	$1.27	$16.98	$18.25	$(1.32)	$73.33	33.15%
November 30, 2024	52.22	1.46	3.83	5.29	(1.11)	56.40	10.33%
November 30, 2023	49.91	1.23	1.75	2.98	(0.67)	52.22	6.16%
November 30, 2022(3)	49.33	0.08	0.50	0.58	—	49.91	1.18%(4)
Class A
November 30, 2025	55.75	1.12	16.79	17.91	(1.32)	72.34	32.92%
November 30, 2024	51.60	1.32	3.83	5.15	(1.00)	55.75	10.16%
November 30, 2023	49.32	1.34	1.52	2.86	(0.58)	51.60	5.97%
November 30, 2022(3)	48.83	0.33	0.16	0.49	—	49.32	1.00%(4)
Class C
November 30, 2025	52.84	0.69	15.94	16.63	(1.09)	68.38	32.17%
November 30, 2024	48.95	0.85	3.74	4.59	(0.70)	52.84	9.50%
November 30, 2023	47.10	0.73	1.73	2.46	(0.61)	48.95	5.38%
November 30, 2022(3)	46.84	(0.14)(6)	0.40	0.26	—	47.10	0.58%(4)
Class I1
November 30, 2025	57.02	1.36	17.15	18.51	(1.42)	74.11	33.30%
November 30, 2024	52.77	1.50	3.91	5.41	(1.16)	57.02	10.46%
November 30, 2023	50.41	1.47	1.59	3.06	(0.70)	52.77	6.26%
November 30, 2022(3)	49.78	0.43	0.20	0.63	—	50.41	1.27%(4)
Class Y
November 30, 2025	57.69	1.47	17.34	18.81	(1.46)	75.04	33.51%
November 30, 2024	53.35	1.63	3.92	5.55	(1.21)	57.69	10.59%
November 30, 2023	50.91	1.62	1.55	3.17	(0.73)	53.35	6.44%
November 30, 2022(3)	50.18	0.49	0.24	0.73	—	50.91	1.45%(4)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of sale charges applicable to Class A shares.
(3)	Period from January 12, 2022, date operations commenced, through November 30, 2022.
(4)	Not annualized for periods of less than one year.
(5)	Annualized for periods of less than one year.
(6)	The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of Fund shares in relation to fluctuating values during the year.
The accompanying notes are an integral part of these financial statements.

	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets
Net assets at end of year (000’s)	Before waivers of expenses	After waivers of expenses	Before waivers of expenses	After waivers of expenses	Portfolio turnover rate

$120	2.82%	1.25%	0.47%	2.04%	29.80%
87	2.24%	1.25%	1.55%	2.54%	27.92%
66	1.50%	1.25%	2.15%	2.40%	8.26%
19	1.42%(5)	1.42%(5)	0.19%(5)	0.19%(5)	20.30%(4)

18,645	1.42%	1.42%	1.81%	1.81%	29.80%
12,123	1.44%	1.42%	2.31%	2.33%	27.92%
4,967	1.70%	1.42%	2.37%	2.65%	8.26%
2,630	1.51%(5)	1.51%(5)	0.78%(5)	0.78%(5)	20.30%(4)

578	2.14%	2.00%	1.07%	1.21%	29.80%
528	2.17%	2.00%	1.42%	1.59%	27.92%
279	2.25%	2.00%	1.26%	1.51%	8.26%
106	2.02%(5)	2.02%(5)	(0.34)%(5)	(0.34)%(5)	20.30%(4)

113,529	1.13%	1.13%	2.16%	2.16%	29.80%
87,707	1.16%	1.15%	2.58%	2.59%	27.92%
60,968	1.39%	1.15%	2.61%	2.85%	8.26%
39,428	1.23%(5)	1.23%(5)	0.99%(5)	0.99%(5)	20.30%(4)

65,226	1.00%	1.00%	2.33%	2.33%	29.80%
54,007	1.01%	1.00%	2.78%	2.79%	27.92%
39,409	1.31%	1.00%	2.81%	3.12%	8.26%
33,351	1.15%(5)	1.00%(5)	0.97%(5)	1.12%(5)	20.30%(4)

SMEAD FUNDS
Notes to Financial Statements
November 30, 2025
(1)	Organization
The Smead Value Fund and the Smead International Value Fund (each, a “Fund” and together, the "Funds") are non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. Each Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Smead Value Fund currently offers ten classes of shares: Investor Class, Class A, Class C, Class I1, Class I2, Class R1, Class R2, Class R3, Class R4 and Class Y shares; provided however Class I2, Class R3 and Class R4 shares have not commenced operation. The Smead International Value Fund currently offers six classes of shares: Investor Class, Class A, Class C, Class I1, Class I2 and Class Y shares; provided however the Class I2 shares have not commenced operation. Each class of shares of the Funds has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”).

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)	Investment Valuation
The Funds value their investments at fair value.  Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. A money market fund that is an open-end investment company is valued at its reported net asset value ("NAV") per share. In both of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.
Warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Warrants not traded on a national securities exchange are valued at the last quoted bid price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.
In the absence of prices from a Pricing Service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund’s shares are accurately priced. Pursuant to these procedures, the Board of Trustees (the “Board” or the “Trustees”) has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board of Trustees’ oversight. As the Valuation Designee, the Adviser has established a valuation committee (the “Valuation Committee”) to fulfill its responsibilities as Valuation Designee. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated.
Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower)

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
from the price of the security quoted or published by others or the value when trading resumes or is realized upon sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than would be the case if the Fund were using market value pricing.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of November 30, 2025:
	Level 1	Level 2	Level 3	Total
	Smead Value Fund
Equity(1)
Common Stocks	$4,158,301,152	$—	$—	$4,158,301,152
Total Equity	4,158,301,152	—	—	4,158,301,152
Short-Term Investments	—	201,407,863	—	201,407,863
Total Investments on Securities	$4,158,301,152	$201,407,863	$—	$4,359,709,015

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
	Level 1	Level 2	Level 3	Total
	Smead International Value Fund
Equity(1)
Common Stocks	$68,843,802	$117,279,545	$—	$186,123,347
Preferred Stocks	—	1,949,734	—	1,949,734
Warrants	1,791,075	—	—	1,791,075
Total Equity	70,634,877	119,229,279	—	189,864,156
Short-Term Investments	—	7,515,733	—	7,515,733
Total Investments on Securities	$70,634,877	$126,745,012	$—	$197,379,889

(1)	See the Schedules of Investments for industry classification.
No Level 3 securities were held in the Funds at November 30, 2025. For the year ended November 30, 2025, there were no transfers into or out of Level 3 for the Funds.  The Funds did not hold financial derivative instruments during the fiscal year.
(b)	Share Valuation
The NAV per share of each class is calculated by dividing the sum of the value of the proportional value of securities held by the class, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding for the class rounded to the nearest cent. The class’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.
(c)	Use of Estimates
The  preparation  of  financial  statements  in  conformity  with  GAAP  requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d)	Allocation of Income, Expenses and Gains/Losses
Income, expenses (other than those deemed attributable to a specific share class, such as distribution and shareholder servicing fees), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Funds. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.
(e)	Federal Income Taxes
The Funds comply and expect to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the fiscal year ended November 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the fiscal year ended November 30, 2025, the Funds did not incur any interest or penalties.
As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Smead Value Fund	Smead International Value Fund
Cost basis of investments for federal income tax purposes	$3,321,141,205	$132,530,884
Gross tax unrealized appreciation	1,094,314,601	65,710,171
Gross tax unrealized depreciation	(55,746,792)	(836,725)
Net tax unrealized appreciation	$1,038,567,809	$64,873,446
Undistributed ordinary income	$66,600,579	$3,268,396
Undistributed long-term capital gain	—	—
Total distributable earnings	$66,600,579	$3,268,396
Other accumulated losses	(215,493,357)[1]	(6,647,825)[2]
Total accumulated gains	$889,675,031	$61,494,017

1	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $6,606,941 of short-term and $208,886,416 of long-term which is carried forward indefinitely.
2	Other accumulated losses disclosed above pertains to Capital Loss Carryforwards, of which none was utilized in the current year. The character of the Capital Loss Carryforwards is $4,830,094 of short-term and $1,817,731 of long-term which is carried forward indefinitely.
The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
(f)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Smead Value Fund may

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
invest in REITs, and the Smead Value Fund's distributions received from REITs may be classified as dividends, capital gains, and/or a return of capital for federal income tax purposes. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended November 30, 2025, reclassifications were made for redemption in kinds.
Fund Name	Total Distributable Earnings (Loss)	Paid-in Capital
Smead Value Fund	$(116,297,066)	$116,297,066
Smead International Value Fund	$—	$—

The tax character of distributions paid during the fiscal years ended November 30, 2025 and November 30, 2024 was as follows:
Smead Value Fund	November 30, 2025	November 30, 2024
Ordinary Income	$80,494,731	$80,274,192
Long-Term Capital Gain	$—	$—

Smead International Value Fund	November 30, 2025	November 30, 2024
Ordinary Income	$3,821,491	$2,334,269
Long-Term Capital Gain	$—	$—
(g)	Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
(h)	Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations.

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
(i)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
(3)	Investment Adviser
The Funds have an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment management services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its investment management services at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is accrued daily and paid monthly.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses (the “Expense Limitation Caps”) (excluding any taxes, expenses of leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) at least through March 31, 2026 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 1.59%, 1.44% and 0.84% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class R1,Class R2 and Class Y shares for the Smead Value Fund and 1.25%, 1.42%, 2.00%, 1.15% and 1.00% of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1 and Class Y shares for the Smead International Value Fund, respectively. The Adviser is permitted to recoup management fee waivers and/or expense payments made in the three calendar years from the date fees were waived or expenses were reimbursed, but only if such recoupment does not cause the applicable Fund's total expense ratio (taking into account the recoupment) to exceed the expense cap at the time such amounts were waived or the Fund's then current expense cap. For the year ended November 30, 2025, the Adviser waived expenses of $1,591 and $4,187 for the Smead Value Fund and Smead International Value Fund, respectively. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
For the year ended November 30, 2025, the Adviser recouped $80,496 from the Smead International Value Fund.
Year incurred	Expiration Year	Smead Value Fund	Smead International Value Fund
2023	2026	$—	$107,158
2024	2027	590	8,337
2025	2028	1,591	4,187
(4)	Distribution Plan and Shareholder Servicing Plan
The Funds have adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes them to pay Smead Funds Distributors, LLC, the Funds’ principal distributor (the “Distributor”), a fee for the Smead Value Fund at an annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead Value Fund. There is no 12b-1 fee for Class I1 and Class Y shares of the Smead Value Fund. Under the 12b-1 Plan, the Smead International Value Fund pays a fee at the annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares and 0.75% of the Fund’s average daily net assets of Class C shares for services to prospective Fund shareholders and distribution of Fund shares of the Smead International Value Fund. There are no 12b-1 fees for Class I1, Class I2 and Class Y shares of the Smead International Value Fund. Smead Funds Distributors, LLC, which is owned and operated by ACA Foreside, became the distributor of the Funds effective March 21, 2025. From December 6, 2024 to March 21, 2025, Distribution Services, LLC was the distributor of the Funds, and prior to December 6, 2024, UMB Distribution Services, LLC was the Funds' distributor. The following table details the 12b-1 Plan fees accrued for the year ended November 30, 2025:

Smead Value Fund
Investor Class	$223,247
Class A	1,138,174
Class C	535,475
Class I1	—
Class R1	424
Class R2	1,625
Class Y	—

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
Smead International Value Fund
Investor Class	$251
Class A	37,668
Class C	4,105
Class I1	—
Class Y	—
As of November 30, 2025, the Smead Value Fund and Smead International Value Fund owed the Distributor fees pursuant to the 12b-1 Plans, in the amounts of $133,717 and $4,144, respectively.
The  Funds  have  also  adopted  a  separate  shareholder  servicing  plan  (the “Shareholder Servicing Plan”). The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to financial intermediaries and other service providers up to 0.25% of the average daily net assets attributable to the Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares (Smead International Value Fund only), Class R1 shares (Smead Value Fund only) and Class R2 shares (Smead Value fund only), respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of November 30, 2025, these Shareholder Servicing Fees were expensed at the following rates for the Smead Value Fund: 0.12% for the Investor Class, 0.08% for the Class A shares, 0.19% for the Class C shares, and 0.08% for the Class I1 shares. There is no Shareholder Servicing Fee for Class R1, Class R2, and Class Y of the Smead Value Fund. The Shareholder Servicing Fees were expensed at the following rates for the Smead International Value Fund: 0.13% for the Class A shares, 0.12% for the Class C shares, and 0.09% for the Class I1 shares. There is no Shareholder Servicing Fee for the Investor Class and Class Y of the Smead International Value Fund. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Funds may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Fees accrued for the year ended November 30, 2025:
Smead Value Fund
Investor Class	$107,418
Class A	368,198
Class C	138,538
Class I1	3,199,296
Class R1	1
Class R2	2
Class Y	—

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
Smead International Value Fund
Investor Class	$—
Class A	19,848
Class C	653
Class I1	87,588
Class Y	—
(5)	Accounting, Custody, Administration and Transfer Agent Fees
The Northern Trust Company (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the Administrator a fee accrued daily and paid monthly based on the Fund’s average daily net assets. The Funds may also reimburse the Administrator for out-of-pocket expenses incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the administration fees in the Statements of Operations.
UMB Fund Services, Inc. (“UMB”) is the Funds’ transfer and dividend disbursing agent. UMB receives a fee that is accrued daily and paid monthly at an annual rate based on the average daily net assets of each Fund, and is reimbursed for certain out-of-pocket expenses.

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
(6)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

Smead Value Fund
	For The Year Ended November 30, 2025		For The Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	19,848	$1,552,396	49,707	$3,998,743
Class A	1,053,360	80,803,235	3,275,265	262,770,884
Class C	82,409	6,263,378	395,367	30,743,528
Class I1	8,288,724	640,665,254	17,861,075	1,432,911,207
Class R1	1,061	83,266	139	10,257
Class R2	244	19,232	344	27,474
Class Y	4,153,527	311,417,780	7,659,400	625,712,815
Issued in reinvestment of dividends and distributions
Investor Class	12,328	1,009,763	17,058	1,297,404
Class A	73,683	5,973,469	77,884	5,865,468
Class C	4,718	373,346	4,761	350,393
Class I1	618,553	50,597,674	630,542	47,902,181
Class R1	2	128	—	—
Class R2	3	248	4	277
Class Y	53,020	4,342,379	68,426	5,204,522
Payments for shares redeemed
Investor Class	(317,900)	(24,720,592)	(179,378)	(14,457,463)
Class A	(3,891,157)	(293,768,906)	(2,118,069)	(172,621,604)
Class C	(256,249)	(19,168,736)	(126,963)	(9,804,353)
Class I1	(26,050,977)	(1,998,052,410)	(11,287,759)	(908,604,167)
Class R1	(1)	(49)	(2,573)	(190,521)
Class R2	(1)	(96)	(473)	(39,720)
Class Y	(5,968,568)	(449,800,988)	(7,452,321)	(609,675,808)
Total increase (decrease) in net assets from capital share transactions	(22,123,373)	$(1,682,410,229)	8,872,436	$701,401,517

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
Smead International Value Fund
	For The Year Ended November 30, 2025		For The Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	59	$3,600	258	$14,450
Class A	92,159	5,343,303	149,221	8,565,277
Class C	2,066	109,573	4,639	253,300
Class I1	346,045	21,216,590	568,479	32,995,866
Class Y	98,387	6,112,489	271,553	15,826,624
Issued in reinvestment of dividends and distributions
Investor Class	38	2,047	27	1,409
Class A	5,417	291,292	1,890	96,668
Class C	214	10,921	82	3,998
Class I1	39,204	2,153,893	25,578	1,334,658
Class Y	23,328	1,295,875	16,217	854,978
Payments for shares redeemed
Investor Class	—	—	(2)	(100)
Class A	(57,256)	(3,291,018)	(29,931)	(1,700,553)
Class C	(3,825)	(212,335)	(429)	(23,945)
Class I1	(391,463)	(23,570,843)	(211,221)	(11,992,633)
Class Y	(188,648)	(11,875,857)	(90,340)	(5,313,212)
Total increase (decrease) in net assets from capital share transactions	(34,275)	$(2,410,470)	706,021	$40,916,785
(7)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Smead Value Fund for the year ended November 30, 2025 were $768,133,184 and $2,329,893,852, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Smead International Value Fund for the year ended November 30, 2025 were $48,462,560 and $50,827,310, respectively. There were no purchases or sales of U.S. government securities for the Funds.

(8)	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, the record holder information for Smead Value Fund and Smead International Value Fund was as follows:

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
Percentage
Smead Value Fund
American Enterprise Investment Services,
Class A	41.49%
Charles Schwab & Company, Inc,
Investor Class	28.18%
Class A	25.59%
Wells Fargo Clearing Services LLC,
Class C	42.77%
National Financial Services LLC,
Investor Class	48.53%
Class I1	28.25%
Class Y	35.64%
Ascensus Trust Company,
Class R1	90.52%
Merrill Lynch Pierce Fenner & Smith,
Class R2	89.50%

Percentage
Smead International Value Fund
The Timothy A Gaar Living Trust,
Investor Class	68.56%
Charles Schwab & Company, Inc,
Class A	83.64%
Class C	98.67%
Class I1	65.35%
National Financial Services LLC,
Class Y	86.15%
(9)	Principal Risks
General Investment Risks
An investment in the Funds represents an indirect investment in the assets owned by the Funds. As with any mutual fund, the value of the assets owned by the Funds may move up or down, and as a result, an investment in the Funds at any point in time may be worth more or less than the original amount invested.
Each Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
Market and Regulatory Risks
Events in the financial markets and economy may cause volatility and uncertainty and affect the Funds' performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Funds invest in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. Governmental and regulatory actions, including tax law changes and actions by the Federal Reserve, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Funds in unforeseen ways, such as causing the Funds to alter their existing strategies or potentially, to liquidate and close.
Management Risk
The Adviser's investment strategies for the Funds may not result in an increase in the value of your investment or in overall performance equal to other investments.
Non-Diversification Risk
Each Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Equity Investments Risks
Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(10)	Segment Reporting
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (‘‘ASU 2023-07’’). Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager(s).

SMEAD FUNDS
Notes to Financial Statements (Continued)
November 30, 2025
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Financial Statements. The Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

(11)	Subsequent Event
Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Smead Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smead Funds Trust comprising the funds listed below (the “Funds”) as of November 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30,2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Smead Value Fund	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025, 2024, 2023, 2022, and 2021
Smead International Value Fund	For the year ended November 30, 2025	For the years ended November 30, 2024 and 2023	For the years ended November 30, 2025, 2024, 2023, and for the period from January 12, 2022 (commencement of operations) through November 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements,whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2007.
/s/ COHEN & COMPANY, LTD.
COHEN & COMPANY, LTD.
Cleveland, Ohio
January 26, 2026

SMEAD FUNDS
Tax Information
(Unaudited)
A percentage of the dividends paid from net ordinary income for the year ended November 30, 2025 for the following Funds qualified for the dividends received deduction available to corporate shareholders:
Corporate DRD Percentage
Smead Value Fund	100.00%
Smead International Value Fund	1.16%

SMEAD FUNDS
Changes in and Disagreements with Accountants for Open-End
Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Proxy Disclosure for Open-End Management Investment Companies
(Unaudited)
Not applicable.

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
The Board of Trustees (the “Board” or the “Trustees”) of Smead Funds Trust (the “Trust”) met on August 7, 2025 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Smead Value Fund (the “Value Fund”) and the Smead International Value Fund (the “International Value Fund”), each a series of the Trust, and Smead Capital Management, Inc., the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Independent Trustees (defined below) requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative performance and fee information prepared by an independent consulting firm, due diligence materials relating to the Adviser (including the Adviser’s response to the Independent Trustees’ request for information, the Adviser’s Form ADV and select financial statements of the Adviser) and other pertinent information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Agreement for an additional one-year term.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services. The Independent Trustees reviewed and considered the nature, extent and quality of the services provided by the Adviser and expected that they would continue to be of high quality.  They noted that the Adviser’s history, experience, and reputation were exceptional. The Independent Trustees considered the experience and qualifications of the personnel at the Adviser who were responsible for providing services to the Funds and the compensation structure of the Adviser.  The Independent Trustees also considered the resources, policies, procedures, and infrastructure of the Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s commitment to those programs, including the Adviser’s use of third-party compliance and cybersecurity providers to support the Adviser’s own compliance efforts.  The Independent Trustees also considered the Adviser’s regulatory history with the Securities and Exchange Commission (the “SEC”) and history of shareholder complaints.   The Independent Trustees concluded that the Adviser’s key personnel had sufficient expertise necessary to continue to serve as investment adviser to each of the Funds, that the Adviser continues to invest in personnel and other resources to ensure the Funds receive high caliber services, and that the nature, overall quality and extent of the management services provided to each Fund were satisfactory and reliable.
Investment Performance. The Independent Trustees then considered the performance of each Fund.  As part of its evaluation, the Independent Trustees reviewed a report prepared by an independent consulting firm, Broadridge (the “Broadridge Report”).  It was noted that the Broadridge Report was prepared using the same methodology utilized in previous years, by

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)
which Broadridge selected peers with an emphasis on both institutional and no-load retail share classes that have no 12b-1 fee and share the Funds’ high concentration, low turnover, value-oriented strategy. For the Value Fund, Broadridge continued to use the Morningstar “large value” and “large blend” categories for category and peer selection, noting that as the Value Fund’s strategy continues to move more towards the value end of the style box, it may re-evaluate using both categories in future reports. For the International Value Fund, Broadridge continued to use the Morningstar “foreign large blend” and “foreign large value” categories for category and peer selection.  The Independent Trustees noted that while the peer groups for both the Value Fund and the International Value Fund are slighter larger than in last year’s report, the peer groups are still selected to underline the high concentration and low turnover that the Funds exhibit. The Independent Trustees also reviewed a year-over-year comparison of the peer groups for each Fund to understand how they have changed over time.
The Broadridge Report included comparative information on each share class of each Fund, but designated the share class with the most assets, each Fund’s Class I1 share class, as the primary share class for each Fund’s analysis.  Using this framework, Broadridge compared each Fund’s performance to: (i) certain funds determined by Broadridge to be comparable based on investment style, expense structure and asset size (the “Morningstar Performance Peer Group”), (ii) funds included in each Fund’s respective Morningstar categories (the “Morningstar Categories”), and (iii) each Fund’s primary benchmark index.
The Independent Trustees examined the performance of the Value Fund, focusing on the Value Fund’s I1 Class, for the 1-year, 3-year, 5-year and 10-year periods ended June 30, 2025 and noted that the Value Fund ranked 12th out of 12 funds (fourth quartile), 11th out of 12 funds (fourth quartile), 9th out of 12 funds (third quartile) and 6th out of 11 funds (second quartile), respectively, in the Morningstar Performance Peer Group.  For the same periods, the Value Fund’s I1 Class ranked 484th out of 484 funds, 450th out of 467 funds, 241st out of 444 funds, and 225th out of 351 funds, respectively, in the Morningstar Category, putting the Value Fund in the third quartile for the 5-year and 10-year periods, and the fourth (bottom) quartile for the 1-year and 3-year periods.  The Independent Trustees also noted that the Value Fund’s I1 Class underperformed its primary benchmark, the S&P 500 Index, for the 1-year, 3-year, 5-year and 10-year periods ended June 30, 2025.
The Independent Trustees also examined the performance of the International Value Fund, focusing on the International Value Fund’s I1 Class, for the 1-year, 3-year, 5-year and 10-year periods ended June 30, 2025 and noted that the International Value Fund ranked 10th out of 10 funds (fourth quartile), 6th out of 10 funds (third quartile), 1st out of 9 funds (first quartile) and 1st out of 7 funds (first quartile), respectively, in the Morningstar Performance Peer Group.  For the same periods, the International Value Fund ranked 223rd out of 232 funds, 163rd out of 221 funds, 2nd out of 207 funds and 3rd out of 150 funds, respectively, in the Morningstar Category, putting the International Value Fund in the first (top) quartile for 5-year and 10-year periods, the third quartile for the 3-year period and the fourth (bottom) quartile for the 1-year period.  The Independent Trustees also noted that the International Value Fund outperformed its primary benchmark, the MSCI EAFE NR Index, for the 5-year and 10-year periods ended June 30, 2025 but underperformed for the 1-year and 3-year periods ended June 30, 2025.

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)
The Independent Trustees concluded that the performance obtained by the Adviser for the International Value Fund was very good from both a long-term and short-term perspective as compared to its Morningstar Peer Group and Morningstar Category.  Moreover, the Independent Trustees noted that the International Value Fund’s performance relative to its benchmark has been excellent.  As it relates to the Value Fund’s underperformance relative to its Morningstar Peer Group, Morningstar Category and benchmark, following a discussion of the Fund’s investment strategies as well as the recent market environment, the Independent Trustees were satisfied that the Fund’s performance was in line with the Adviser’s expectations.  The Independent Trustees also noted that the Value Fund’s benchmark is not entirely representative of the Fund’s portfolio construction and investment style, which may be inflating the appearance of underperformance. Although past performance is not a guarantee or indication of future results, the Independent Trustees determined that each Fund and its respective shareholders was likely to benefit from the Adviser’s continued investment management services.
Cost of Services Provided and Profits Realized. The Independent Trustees considered the advisory fee rate charged by the Adviser to each Fund and each Fund’s overall net expense ratio (by share class), taking into consideration the expense limitation agreement between the Trust and the Adviser. The Independent Trustees discussed the advisory fee analysis included in the Broadridge Report, noting that to provide a more precise comparison of each Fund’s advisory fees relative to its Morningstar Peer Groups and Morningstar Categories, Broadridge calculates an effective rate that displays the actual advisory fees charged to a fund depending on various asset sizes. The effective rate makes each Fund’s peers the same size, which allows for a direct comparison.
Based on Broadridge’s effective rate analysis, the Independent Trustees noted that, at June 30, 2025 asset levels: (i) the Value Fund’s advisory fee rate of 0.75% is 19.4 and 19 basis points higher than its Morningstar Peer Group and Morningstar Category medians, respectively, and places in the fourth (bottom) quartile for both the Morningstar Peer Group and Morningstar Category; and (ii) the International Value Fund’s advisory fee rate of 0.75% is the same as the Morningstar Peer Group and Morningstar Category medians.  They also discussed Broadridge’s net expense analysis, which showed that, as of June 30, 2025: (i) the Value Fund’s net expense ratio of 0.86% for the I1 Class exceeded the Morningstar Performance Peer Group and Morningstar Category medians by 18 and 16 basis points, respectively, placing the Value Fund in the fourth (bottom) quartile; and (ii) the International Value Fund’s net expense ratio of 1.15% for the I1 Class exceeded the Morningstar Performance Peer Group and Morningstar Category medians by 25 and 30 basis points, respectively, placing the International Value Fund in the fourth (bottom) quartile.
As it relates to the Value Fund, the Independent Trustees noted that even though its advisory fee rate is above the Morningstar Performance Peer Group and Morningstar Category medians, the fee is lower than the advisory fee rate charged by the Adviser to its separately managed accounts using the same investment strategies as the Fund. Moreover, the Independent Trustees recognized the high quality of services provided by the Adviser. In addition, the Independent Trustees noted that the International Value Fund’s advisory fee rate is in line with its Morningstar Peer Group and Morningstar Category medians and lower than the advisory fee charged to the Adviser’s separately managed accounts using the same

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)
investment strategies as the Fund, and that the services provided by the Adviser to the International Value Fund are high quality and have resulted in excellent performance.  The Independent Trustees also considered the net expense ratio of each Fund, noting that each Fund’s net expense ratio exceeded its Morningstar Performance Peer Group and Morningstar Category medians primarily due to the existence of 12b-1 and shareholder servicing fees charged on various share classes.  The Adviser explained the nature of these fees, the importance of the Funds’ ability to offer a variety of share classes at different Rule 12b-1 and shareholder servicing fee levels, and the continued need for them given the Trust’s distribution model.
The Board also reviewed the Adviser’s 2024 profitability analysis reports, including a year-over-year comparison, and the Adviser’s most recent audited financial statements for the twelve months ended December 31, 2023. The Adviser explained that once the audited financial statements for fiscal 2024 are available, the Adviser will share them with the Independent Trustees, noting that the Adviser’s financial condition has remained stable from year to year.
The Independent Trustees concluded that the advisory fee rate paid by each Fund to the Adviser and each Fund’s net expense ratio were fair and reasonable in light of the comparative performance, advisory fee and net expense information considered. The Independent Trustees further concluded that the Adviser’s profits in connection with the management of each Fund were not excessive and that the Adviser maintained adequate profit levels to support its services to each Fund.
Extent of Economies of Scale. As part of its consideration of the cost of services for each Fund, the Independent Trustees discussed the potential for economies of scale as the Funds increase in size.  The Independent Trustees noted that, although the Funds do not have advisory fee breakpoints, the Adviser had contractually agreed to limit the expenses of each share class of each Fund so that each share class does not exceed its operating expense limitation.  The Independent Trustees discussed the possibility of including advisory fee breakpoints in the Advisory Agreement and considered the advisory fee rate the Adviser charges to its other (separately managed account) clients, which is higher than the rate charged to the Funds.  After further discussion, the Independent Trustees concluded that the current fee structure was reasonable.
Indirect Benefits Realized by the Adviser. The Independent Trustees considered the direct and indirect benefits that have been and may continue to be realized by the Adviser from its association with each Fund, focusing in particular on the Adviser’s use of soft dollars. It was noted that the Funds, as the Adviser’s largest clients, generate the most soft dollars for the Adviser, which are then used to service all of the Adviser’s client accounts, including those that do not pay any soft dollars. However, the Adviser noted that its use of soft dollars has declined in the past two years, with the result being that the Adviser is increasingly using hard dollars to pay for research and other permitted services, and that it expects this trend to continue. The Independent Trustees concluded that the benefits the Adviser receives from its association with the Funds, including not only its ability to obtain research or other permitted services through the use of soft dollars but also greater name recognition and growth in separate account management services, appeared to be reasonable.

SMEAD FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)
Conclusions. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Trustees determined to recommend the renewal of the Advisory Agreement to the full Board.

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SMEAD FUNDS
Investment Adviser	Smead Capital Management, Inc. 2502 East Camelback Road Suite 210 Phoenix, AZ 85016
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115
Custodian, Fund Accountant and Fund Administrator	The Northern Trust Company 50 South La Salle Street Chicago, IL 60603
Transfer Agent	UMB Fund Services, Inc. 235 W Galena Street Milwaukee, WI 53212
Distributor	Smead Funds Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period ended November 30, 2025, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics of the Registrant that is required pursuant to Item 2 of this Form N-CSR is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1. Not Applicable

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4) Written solicitation to purchase securities under Rule 23c-1. Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: February 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cole W. Smead
Cole W. Smead
Chief Executive Officer (Principal Executive Officer)

Date: February 3, 2026

By:	/s/ Steven J. LeMire
Steven J. LeMire
Treasurer (Principal Financial Officer)

Date: February 3, 2026